Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Mar. 15, 2023
Document Information Line Items
Entity Registrant Name	TDH Holdings, Inc.
Trading Symbol	PETZ
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		10,323,268
Amendment Flag	false
Entity Central Index Key	0001684425
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38206
Entity Incorporation, State or Country Code	D8
Entity Address, Postal Zip Code	000000
Entity Address, Address Line One	2521 Tiejueshan Road
Entity Address, Address Line Two	Huangdao District
Entity Address, City or Town	Qingdao
Entity Address, Country	CN
Title of 12(b) Security	SHARES, PAR VALUE $0.02
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6781
Auditor Name	YCM CPA, Inc.
Auditor Location	Irvine, California
Business Contact
Document Information Line Items
Entity Address, Postal Zip Code	000000
Entity Address, Address Line One	2521 Tiejueshan Road
Entity Address, Address Line Two	Huangdao District
Entity Address, City or Town	Qingdao
Entity Address, Country	CN
Contact Personnel Name	Dandan Liu, Chief Executive Officer
City Area Code	86-532
Local Phone Number	8615-7918